PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 2-5 Years (formerly, Federated Intermediate Government Trust). The Report covers the six-month period ended July 31, 1995, and includes the fund's Investment Review, Financial Statements, and Portfolio of Investments.

During the reporting period, the fund pursued current income through a portfolio that consisted primarily of U.S. Treasury notes. Dividends paid by the fund during this period totaled $0.33 per share for Institutional Shares and $0.32 per share for Institutional Service Shares. The fund's net asset value began the period at $10.11 and ended the period at $10.48. On July 31, 1995, total net assets stood at $819.5 million.

Over the six-month reporting period, the fund maintained its AAAf rating by Standard & Poor's Ratings Group, the highest available from this independent rating service.*

Thank you for your confidence in Federated U.S. Government Securities Fund: 2-5 Years. As always, we welcome your questions and comments.

Sincerely,

 [GLEN R. JOHNSON SIGNATURE]

Glen R. Johnson
President
September 15, 1995

* RATINGS ARE SUBJECT TO CHANGE.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Federated U.S. Government Securities Fund: 2-5 Years (formerly, Federated Intermediate Government Trust) represents a fully-invested participation in those obligations of the U.S. Treasury and certain government agencies which have a maximum maturity of five years and an average maturity of three to four years. Since the fund's January 31, 1995, fiscal year end, the fund has remained fully invested in U.S. Treasury securities and repurchase agreements fully collateralized by those securities. Standard & Poor's Ratings Group has assigned the fund a "AAAf" credit rating.*

Fixed income performance during the first half of 1995 was quite the opposite of that in 1994. During the semi-annual reporting period, the intermediate sector outperformed as the yield curve steepened in response to weak economic data.
The
market dramatically priced in the reduced likelihood of further tightening of monetary policy by the Federal Reserve Board (the "Fed") following the rate increase on February 1, 1995. In early July 1995, minimal inflation pressures allowed the Fed to actually lower the Federal Funds target rate from 6.0% to 5.75% for the first time since September 1992. The 3-year Treasury note yield fell from 7.4% at the end of January 1995 to 6.0% at the end of July 1995. The fund's net asset value increased from $10.11 to $10.48. The fund maintained a laddered portfolio structure with an average maturity between 3 and 3.2 years. The fund's net total return for the six months ended July 31, 1995, was 6.98%** compared to 7.0% for the Merrill Lynch 3-Year Treasury Index.***

Recent economic data has been mixed even though economic growth has slowed dramatically from its rate during the fourth quarter of 1994. Although the Federal Reserve may shift from a restrictive to a neutral monetary policy over time, economic growth is not expected to slow enough to warrant an aggressive easing of monetary policy.

 *STANDARD & POOR'S RATINGS GROUP PROVIDES ITS "AAAF" RATING TO MUTUAL FUNDS, IN ITS OPINION, WITH FUND PORTFOLIO HOLDINGS AND COUNTERPARTIES THAT PROVIDE EXTREMELY STRONG PROTECTION AGAINST LOSSES FROM CREDIT DEFAULTS. THIS RATING IS OBTAINED AFTER STANDARD & POOR'S RATINGS GROUP EVALUATES A NUMBER OF FACTORS, INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. THEY MONITOR THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN THE RATINGS.
 **PERFORMANCE  QUOTED REPRESENTS PAST PERFORMANCE.  INVESTMENT RETURN AND
  PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
***THIS INDEX IS UNMANAGED.

                    2

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                      VALUE
---------- ------------------------------------------------------------------ --
---------
U.S.  TREASURY NOTES--98.4%
------------------------------------------------------------------------------
$15,000,000 6.875%, 10/31/1996                         $15,195,450
      ------------------------------------------------------------------ -------
----
15,000,000 8.75%, 10/15/1997                          15,861,300
      ------------------------------------------------------------------ -------
----
60,000,000 7.375%, 11/15/1997                          61,804,200
      ------------------------------------------------------------------ -------
----
50,000,000 5.625%, 1/31/1998                          49,588,000
      ------------------------------------------------------------------ -------
----
75,000,000 5.125%, 2/28/1998                          73,452,750
      ------------------------------------------------------------------ -------
----
32,000,000 5.125%, 3/31/1998                          31,320,960
      ------------------------------------------------------------------ -------
----
95,000,000 5.125%, 6/30/1998                          92,754,200
      ------------------------------------------------------------------ -------
----
40,000,000 5.25%, 7/31/1998                           39,153,600
      ------------------------------------------------------------------ -------
----
60,000,000 9.25%, 8/15/1998                           65,264,400
      ------------------------------------------------------------------ -------
----
78,500,000 8.875%, 11/15/1998                          84,955,840
      ------------------------------------------------------------------ -------
----
95,000,000 5.125%, 12/31/1998                          92,251,650
      ------------------------------------------------------------------ -------
----
40,000,000 6.75%, 5/31/1999                           40,830,400
      ------------------------------------------------------------------ -------
----
80,000,000 6.75%, 6/30/1999                           81,661,600
      ------------------------------------------------------------------ -------
----
30,000,000 7.125%, 9/30/1999                          31,048,200
      ------------------------------------------------------------------ -------
----
15,000,000 7.75%, 1/31/2000                           15,905,850
      ------------------------------------------------------------------ -------
----
15,000,000 6.875%, 3/31/2000                          15,407,850
      ------------------------------------------------------------------ -------
----
       TOTAL U.S.  TREASURY NOTES (IDENTIFIED COST, $789,633,994)
806,456,250
      ------------------------------------------------------------------ -------
----
(A) REPURCHASE AGREEMENTS--0.8%
------------------------------------------------------------------------------
 6,535,000 J.P.  Morgan Securities, Inc., 5.84%, dated 7/31/1995, due 8/1/1995
      (AMORTIZED COST)                           6,535,000
      ------------------------------------------------------------------ -------
----
       TOTAL INVESTMENTS (IDENTIFIED COST $796,168,994) (b)       $812,991,250
      ------------------------------------------------------------------ -------
----

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements is through participation in joint accounts with other Federated funds.

                    3

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

(b) The cost of investments for federal tax purposes amounts to $796,168,994.
   The unrealized appreciation of investments on a federal tax basis amounts to $16,822,256 which is comprised of $17,286,748 appreciation and $464,492 depreciation at July 31, 1995.
Note: The categories of investments are shown as a percentage of net assets
   ($819,533,595) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

                    4

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
--------------
Investments in securities, at value (identified and tax cost $796,168,994)
$ 812,991,250
--------------------------------------------------------------------------------
--------------
Cash                                                   5,393
--------------------------------------------------------------------------------
--------------
Income receivable                                          10,638,682
--------------------------------------------------------------------------------
--------------
Receivable for shares sold                                       598,108
--------------------------------------------------------------------------------
--------------  -------------
  Total assets                                          824,233,433
--------------------------------------------------------------------------------
--------------
LIABILITIES:
--------------------------------------------------------------------------------
--------------
Payable for shares redeemed                            $ 1,851,615
--------------------------------------------------------------------------------
Income distribution payable                             2,716,891
--------------------------------------------------------------------------------
Accrued expenses                                    131,332
--------------------------------------------------------------------------------
-----------
  Total liabilities                                         4,699,838
--------------------------------------------------------------------------------
--------------  -------------
Net Assets for 78,196,346 shares outstanding                           $
819,533,595
--------------------------------------------------------------------------------
--------------  -------------
                                                 -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
--------------
Paid in capital                                          $ 856,440,141
--------------------------------------------------------------------------------
--------------
Net unrealized appreciation (depreciation) of investments
16,822,256
--------------------------------------------------------------------------------
--------------
Accumulated net realized gain (loss) on investments
(53,728,802)
--------------------------------------------------------------------------------
--------------  -------------
  Total Net Assets                                       $ 819,533,595
--------------------------------------------------------------------------------
--------------  -------------
                                                 -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
--------------
INSTITUTIONAL SHARES:
($785,462,108 DIVIDED BY 74,945,416 shares outstanding)                     $
10.48
--------------------------------------------------------------------------------
--------------  -------------
                                                 -------------
INSTITUTIONAL SERVICE SHARES:
($34,071,487 DIVIDED BY 3,250,930 shares outstanding)                      $
10.48
--------------------------------------------------------------------------------
--------------  -------------
                                                 -------------

(See Notes which are an integral part of the Financial Statements)

                    5

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
------------------------
Interest                                                  $27,493,929
--------------------------------------------------------------------------------
------------------------
EXPENSES:
--------------------------------------------------------------------------------
------------------------
Investment advisory fee                                    $1,587,579
--------------------------------------------------------------------------------
-----------
Administrative personnel and services fee                            300,449
--------------------------------------------------------------------------------
-----------
Custodian fees                                          129,224
--------------------------------------------------------------------------------
-----------
Transfer agent and dividend disbursing agent fees and expenses
128,193
--------------------------------------------------------------------------------
-----------
Directors'/Trustees' fees                                     7,059
--------------------------------------------------------------------------------
-----------
Auditing fees                                           12,498
--------------------------------------------------------------------------------
-----------
Legal fees                                            10,697
--------------------------------------------------------------------------------
-----------
Portfolio accounting fees                                     67,472
--------------------------------------------------------------------------------
-----------
Distribution services fee--Institutional Service Shares
42,412
--------------------------------------------------------------------------------
-----------
Shareholder services fee--Institutional Shares                          949,825
--------------------------------------------------------------------------------
-----------
Shareholder services fee--Institutional Service Shares
42,412
--------------------------------------------------------------------------------
-----------
Share registration costs                                     15,385
--------------------------------------------------------------------------------
-----------
Printing and postage                                        9,050
--------------------------------------------------------------------------------
-----------
Insurance premiums                                         8,688
--------------------------------------------------------------------------------
-----------
Taxes                                                181
--------------------------------------------------------------------------------
-----------
Miscellaneous                                           6,697
--------------------------------------------------------------------------------
-----------  ----------
  Total expenses                                       3,317,821
--------------------------------------------------------------------------------
-----------
Deduct--
--------------------------------------------------------------------------------
-----------
 Waiver of investment advisory fee                        $133,910
--------------------------------------------------------------------------------
 Waiver of distribution services fee--Institutional Service Shares
37,911
--------------------------------------------------------------------------------
 Waiver of shareholder services fee--Institutional Shares             949,825
--------------------------------------------------------------------------------
 Waiver of shareholder services fee--Institutional Service Shares          4,501
1,126,147
--------------------------------------------------------------------------------
--------  ----------
  Net expenses                                               2,191,674
--------------------------------------------------------------------------------
------------------------  -----------
     Net investment income                                       25,302,255
--------------------------------------------------------------------------------
------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
------------------------
Net realized gain (loss) on investments
6,338,159
--------------------------------------------------------------------------------
------------------------
Net change in unrealized appreciation (depreciation) on investments
21,912,100
--------------------------------------------------------------------------------
------------------------  -----------
  Net realized and unrealized gain (loss) on investments
28,250,259
--------------------------------------------------------------------------------
------------------------  -----------
     Change in net assets resulting from operations
$53,552,514
--------------------------------------------------------------------------------
------------------------  -----------
                                                      -----------

(See Notes which are an integral part of the Financial Statements)

                    6

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           SIX
                                          MONTHS
                                          ENDED
                                          JULY 31,  YEAR ENDED
                                           1995    JANUARY
                                          (UNAUDITED) 31, 1995
                                          --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                               $25,302,255 $44,228,123
--------------------------------------------------------------------------------
Net realized gain (loss) on investments ($6,338,159 net gain and $29,464,881 net loss, respectively, as computed for federal income tax purposes)
6,338,159  (45,578,263)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                21,912,100
(12,312,883)
--------------------------------------------------------------------------------
--------  ----------
  Change in net assets resulting from operations                 53,552,514
(13,663,023)
--------------------------------------------------------------------------------
--------  ----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------------------------
 Institutional Shares                               (24,262,331) (42,798,247)
--------------------------------------------------------------------------------
 Institutional Service Shares                           (1,039,924) (1,429,876)
--------------------------------------------------------------------------------
--------  ----------
  Change in net assets resulting from distributions to shareholders
(25,302,255) (44,228,123)
--------------------------------------------------------------------------------
--------  ----------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of Shares                            178,091,402 296,717,727
--------------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of distributions
declared                                      9,068,554  14,030,578
--------------------------------------------------------------------------------
Cost of Shares redeemed                              (160,273,682) (470,751,036)
--------------------------------------------------------------------------------
--------  ----------
  Change in net assets resulting from Share transactions             26,886,274
(160,002,731)
--------------------------------------------------------------------------------
--------  ----------
    Change in net assets                            55,136,533 (217,893,877)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                764,397,062 982,290,939
--------------------------------------------------------------------------------
--------  ----------
End of period                                   $819,533,595 $764,397,062
--------------------------------------------------------------------------------
--------  ----------
                                          --------  ----------

(See Notes which are an integral part of the Financial Statements)

                    7

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

              SIX MONTHS
              ENDED JULY                  YEAR ENDED JANUARY 31,
              31, 1995  --------------------------------------------------------
---------------------------------
              (UNAUDITED)   1995     1994     1993     1992     1991     1990
1989
              ----------- ----------- ----------- ----------- ----------- ------
----- ----------- -----------
Net asset value,
beginning of period      $10.11    $10.78    $10.61    $10.25    $ 9.87    $9.59
$9.42     $9.88
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income     0.33     0.54     0.46     0.57     0.71     0.75
0.79     0.81
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments        0.37    (0.67)     0.17     0.36     0.38     0.28
0.17*    (0.46)
------------------------- ----------- ----------- ----------- ----------- ------
----- ----------- ----------- -----------
 Total from investment
 operations          0.70    (0.13)     0.63     0.93     1.09     1.03     0.96
0.35
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income      (0.33)    (0.54)    (0.46)    (0.57)    (0.71)    (0.75)
(0.79)    (0.81)
-------------------------
 Distributions from net
 realized gain on
 investment transactions    0.00     0.00     0.00     0.00     0.00     0.00
0.00     0.00
------------------------- ----------- ----------- ----------- ----------- ------
----- ----------- ----------- -----------
 Total distributions     (0.33)    (0.54)    (0.46)    (0.57)    (0.71)
(0.75)    (0.79)    (0.81)
------------------------- ----------- ----------- ----------- ----------- ------
----- ----------- ----------- -----------
NET ASSET VALUE, END OF
PERIOD            $10.48    $10.11    $10.78    $10.61    $10.25    $9.87
$9.59     $9.42
------------------------- ----------- ----------- ----------- ----------- ------
----- ----------- ----------- -----------
              ----------- ----------- ----------- ----------- ----------- ------
----- ----------- -----------
Total Return (a)        6.98%   (1.18)%    6.07%    9.37%    11.44%    11.18%
10.52%     3.66%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses           0.54%(b)   0.54%    0.52%    0.50%    0.50%    0.51%
0.51%     0.47%
-------------------------
 Net investment income     6.39%(b)   5.16%    4.30%    5.52%    7.08%    7.75%
8.26%     8.37%
-------------------------
 Expense waiver/
 reimbursement (c)       0.03%(b)   0.02%    0.00%    0.00%    0.00%    0.00%
0.00%     0.03%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)   $785,462   $731,280   $951,528   $845,620   $779,686
$791,131   $959,728  $1,246,393
-------------------------
 Portfolio Turnover       77%     163%     131%     85%     108%     60%
166%      82%
-------------------------

                 YEAR ENDED JANUARY 31,
              -------------------------------------
               1988     1987     1986
              ----------- ----------- -----------
Net asset value,
beginning of period      $10.25    $10.02   $ 9.70
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income     0.80     0.86    1.03
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments        (0.28)     0.29    0.32
------------------------- ----------- ----------- -----------
 Total from investment
 operations           0.52     1.15    1.35
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income      (0.80)    (0.86)   (1.03)
-------------------------
 Distributions from net
 realized gain on
 investment transactions   (0.09)    (0.06)    0.00
------------------------- ----------- ----------- -----------
 Total distributions     (0.89)    (0.92)   (1.03)
------------------------- ----------- ----------- -----------
NET ASSET VALUE, END OF
PERIOD             $ 9.88    $10.25   $10.02
------------------------- ----------- ----------- -----------
              ----------- ----------- -----------
Total Return (a)         5.53%    11.98%   14.71%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses            0.45%    0.45%    0.44%
-------------------------
 Net investment income     8.18%    8.37%   10.43%
-------------------------
 Expense waiver/
 reimbursement (c)       0.03%    0.04%    0.13%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)   $1,534,501  $1,859,687  $655,790
-------------------------
 Portfolio Turnover        70%     49%    126%
-------------------------


* The effect on the 1990 per share data as a result of the Trust's change in recording interest income to include amortization of market discounts and premiums was to increase investment income by $0.05 per share and decrease net realized and unrealized gain (loss) on investments by a corresponding amount.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    8

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                          ENDED JULY 31,       YEAR ENDED JANUARY 31,
                             1995    -------------------------------------------
---
                           (UNAUDITED)     1995      1994     1993 (A)
                          -------------- -------------- -------------- ---------
-----
NET ASSET VALUE, BEGINNING OF PERIOD      $10.11     $10.78  $10.61    $10.35
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
 Net investment income                 0.32      0.51      0.44      0.34
--------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                      0.37      (0.67)      0.17      0.26
--------------------------------------------------  -------     -------     ----
---     -------
 Total from investment operations            0.69      (0.16)      0.61   0.60
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
 Distributions from net investment income   (0.32)     (0.51)  (0.44) (0.34)
--------------------------------------------------  -------     -------     ----
---     -------
NET ASSET VALUE, END OF PERIOD             $10.48     $10.11     $10.78
$10.61
--------------------------------------------------  -------     -------     ----
---     -------
                           -------     -------     -------     -------
TOTAL RETURN (B)                     6.85%     (1.42)%     5.81%      5.84%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
 Expenses                        0.79%(c)    0.79%      0.77%      0.75%(c)
--------------------------------------------------
 Net investment income                 6.13%(c)    5.00%      4.01%
5.13%(c)
--------------------------------------------------
 Expense waiver/reimbursement (d)            0.28%(c)    0.21%      0.00%
0.00%(c)
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
 Net assets, end of period (000 omitted)       $34,071     $33,117     $30,763
$12,987
--------------------------------------------------
 Portfolio Turnover                    77%      163%      131%       85%
--------------------------------------------------

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    9

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund provides two classes of shares: Institutional Shares and Institutional Service Shares. Shareholders approved a change in the name of the Fund as follows:

Effective April 13, 1995 the Fund changed its name from "Federated Intermediate Government Trust" to "Federated U.S. Government Securities Fund: 2-5 Years."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less may be stated at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

                    10

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At January 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $43,953,577, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 1998 ($14,488,696) and 2003 ($29,464,881).
  Additionally, net capital losses of $16,113,382 attributable to security transactions incurred after October 31, 1994, are treated as arising on February 1, 1995, the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                    SIX MONTHS ENDED JULY 31,      YEAR ENDED
                                          1995         JANUARY 31, 1995
                                    -------------------------- -----------------
---------
INSTITUTIONAL SHARES                           SHARES    AMOUNT    SHARES
AMOUNT
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
Shares Sold                               16,487,476 $ 170,657,591  26,144,012 $
270,233,159
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared     797,090
8,277,846  1,282,080   13,129,629
----------------------------------------------------------------------
Shares redeemed                             (14,640,309) (151,798,944)
(43,394,809) (447,488,088)
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
 Net change resulting from Institutional Share transactions       2,644,257 $
27,136,493 (15,968,717) $(164,125,300)
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
                                    ----------- ------------- ----------- ------
-------

                    11

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

                                    SIX MONTHS ENDED JULY 31,      YEAR ENDED
                                          1995         JANUARY 31, 1995
                                    -------------------------- -----------------
---------
INSTITUTIONAL SERVICE SHARES                       SHARES    AMOUNT    SHARES
AMOUNT
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
Shares Sold                                 716,864 $  7,433,811  2,584,111 $
26,484,568
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared      76,103
790,708    87,976    900,949
----------------------------------------------------------------------
Shares redeemed                              (816,245)  (8,474,738) (2,251,658)
(23,262,948)
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
 Net change resulting from Institutional Service Share transactions    (23,278)
$  (250,219)   420,429 $  4,122,569
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
                                    ----------- ------------- ----------- ------
-------
 Net change resulting from Trust Share transactions           2,620,979 $
26,886,274 (15,548,288) $(160,002,731)
---------------------------------------------------------------------- ---------
-- ------------- ----------- -------------
                                    ----------- ------------- ----------- ------
-------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corporation ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of this fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain the shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

                    12

FEDERATED U.S.  GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period plus, out-of-pocket expenses.

  GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1995, were as follows:

----------------------------------------------------------------------
PURCHASES                                $626,203,809
---------------------------------------------------------------------- ---------
---
SALES                                  $603,796,289
---------------------------------------------------------------------- ---------
---

                    13


TRUSTEES            OFFICERS
---------------------------------------------------------

John F.  Donahue        John F.  Donahue
Thomas G.  Bigley        CHAIRMAN
John T.  Conroy, Jr.       Glen R.  Johnson
William J.  Copeland      PRESIDENT
James E.  Dowd         J.  Christopher Donahue
Lawrence D.  Ellis, M.D.     EXECUTIVE VICE PRESIDENT
Edward L.  Flaherty, Jr.     Edward C.  Gonzales
Peter E.  Madden        EXECUTIVE VICE PRESIDENT
Gregor F.  Meyer        John W.  McGonigle
John E.  Murray, Jr.       EXECUTIVE VICE PRESIDENT AND
Wesley W.  Posvar        SECRETARY
Marjorie P.  Smuts       Richard B.  Fisher
                VICE PRESIDENT
                David M.  Taylor
                TREASURER
                Robert C.  Rosselot
                ASSISTANT SECRETARY

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                    14

--------------------------------------------------------------------------------
                                 FEDERATED U.S.
--------------------------------------------------------------------------------
                                   GOVERNMENT
--------------------------------------------------------------------------------
                                   SECURITIES
--------------------------------------------------------------------------------
                                 FUND: 2-5 YEARS
--------------------------------------------------------------------------------
                        (formerly, Federated Intermediate
--------------------------------------------------------------------------------
                                Goverment Trust)

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS
                                  JULY 31, 1995
[FEDERATED LOGO]            ----------------------------------------

  Distributor

   A subsidiary of FEDERATED INVESTORS
            --------------------------------------------------------

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
    -------------------------------------------------------------------------
                 [RECYCLED LOGO]
              RECYCLED
                PAPER

     CUSIP# 31428P103
   CUSIP# 31428P202
   8082202 (9/95)
               ---------------------------------------------------